Subsequent events (Details) R$ in Thousands	7 Months Ended
	Jul. 30, 2027	Feb. 17, 2022 BRL (R$) seat	Jan. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Jul. 02, 2021 store
Disclosure of non-adjusting events after reporting period [line items]
Total consideration transferred				R$ 6,872,003
Contingent consideration				R$ 41,666
Major business combination | Reclame Aqui
Disclosure of non-adjusting events after reporting period [line items]
Number of seats for Board of Directors | seat		4
Reclame Aqui | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Percentage of equity interest acquired		50.00%
Total consideration transferred		R$ 224,000
Number of seats for Board of Directors | seat		2
Contingent consideration		R$ 145,454
Linx Sistemas | Neomode
Disclosure of non-adjusting events after reporting period [line items]
Number of stores | store					3,330
Linx Sistemas | Neomode
Disclosure of non-adjusting events after reporting period [line items]
Percentage of equity interest acquired					40.00%
Linx Sistemas | Neomode | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Total consideration transferred			R$ 6,957
Transferred consideration through capital increase			6,083
Transferred consideration through loan conversion			R$ 875
Reclame Aqui | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership after stock transaction	100.00%